SEGMENT REPORTING - Additional information (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
SEGMENT REPORTING
Revenues	$ 650,227	$ 1,328,876	$ 2,167
Cost of Revenue	628,189	1,304,538	$ 1,787
Cost of data center services	12,673	10,982
Cost of cryptocurrency mining	28,119	14,900
Inter-segment
SEGMENT REPORTING
Revenues	(51,328)	(38,632)
Cost of Revenue	(51,328)	(38,632)
Mining pool
SEGMENT REPORTING
Revenues	535,890
Mining pool | Inter-segment
SEGMENT REPORTING
Cost of Revenue	43,735	35,864
Cost of cryptocurrency mining	7,593	7,593
Sub Mining Pool
SEGMENT REPORTING
Revenues	101,047
Data center | Inter-segment
SEGMENT REPORTING
Revenues	7,593	2,768
Cost of data center services	2,768	2,768
Cryptocurrency mining | Inter-segment
SEGMENT REPORTING
Revenues	$ 43,735	$ 35,864